BASIC EARNINGS PER SHARE (Details) Rp / shares in Units, $ / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp) Rp / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 IDR (Rp) Rp / shares shares	Dec. 31, 2022 IDR (Rp) Rp / shares shares
BASIC EARNINGS PER SHARE
Owners of the parent company	Rp 23,611	$ 1,467	Rp 24,427	Rp 20,736
Weighted average shares outstanding, basic	99,062,216,600	99,062,216,600	99,062,216,600	99,062,216,600
Basic earnings per share | (per share)	Rp 238.35	$ 0.01	Rp 246.58	Rp 209.32